Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2020
Income Taxes [Abstract]
Schedule of deferred taxes
Deferred taxes arising from temporary differences and unused tax losses are summarised as follows:

Deferred tax 2020	At 1 July 2019 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Credit to Equity £’000	Acquisition £’000	At 30 June 2020 £’000
Accelerated capital allowances	£(130)	£—	£85	£—	£—	£(45)
Tax losses	867	—	32	—	—	899
Share-based compensation	6,854	—	1,016	1,015	—	8,885
Intangible assets	(440)	(167)	344	—	(2,657)	(2,920)
Other temporary differences	366	(24)	(70)	—	388	660
Total	£7,517	£(191)	£1,407	£1,015	£(2,269)	£7,479

Deferred tax 2019	At 1 July 2018 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Credit to Equity £’000	At 30 June 2019 £’000
Accelerated capital allowances	£(87)	£—	£(43)	£—	£(130)
Tax losses	62	—	805	—	867
Share-based compensation	1,670	—	1,107	4,077	6,854
Intangible assets	(2,089)	39	1,610	—	(440)
Other temporary differences	100	(5)	271	—	366
Total	£(344)	£34	£3,750	£4,077	£7,517
After offsetting deferred tax assets and liabilities where appropriate within territories, the net deferred tax comprises:

	2020 £’000	2019 £’000
Deferred tax assets	13,340	9,550
Deferred tax liabilities	(5,861)	(2,033)
Net deferred tax	7,479	7,517